Kenneth N. Crowley
Vice President & Associate General Counsel
Law Department

Delaware Life Insurance Company
230 Third Avenue, 6th Floor
Waltham, MA 02451
Tel:
781-790-8774
Kenneth.crowley@delawarelife.com

July 1, 2026

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:
Certification pursuant to Rule 497(j)
Delaware Life Variable Account I ("Registrant")
File Nos. 333-143354 and 811-09137

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the forms of prospectus and statement of additional information for the above-captioned Registrant, each dated June 30, 2026, do not differ from those contained in the amendment to the Registration Statement on Form N-6 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 26.  Post-Effective Amendment No. 26 was filed electronically with the Securities and Exchange Commission via EDGAR on June 30, 2026.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
Vice President & Associate General Counsel